OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Operating Lease Liabilities And Right Of Use Assets
SCHEDULE OF OPERATING LEASE LIABILITIES

Operating lease liabilities consist of:

	As of
	December 31,	December 31,
	2025	2024
Current portion	$1,233,892	$768,544
Long term portion	410,572	554,366
Total operating lease liabilities	$1,644,464	$1,322,910

SCHEDULE OF FUTURE OPERATING LEASE PAYMENTS

The following summarizes total future minimum operating lease payments as of December 31, 2025:

Year ending December 31,
2026	$1,267,894
2027	325,570
2028	101,407
Total minimum lease payments	1,694,871
Less: present value discount	(50,407)
Present value of minimum lease payments	$1,644,464